7. Fair Value of Financial Instruments (Details - Fair value) - Fair Value Measurements Recurring [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Investment in Rio Silver equities	$ 70,609	$ 109,532
Fair Value Inputs Level 1 [Member]
Investment in Rio Silver equities	70,609	109,532
Fair Value Inputs Level 2 [Member]
Investment in Rio Silver equities	0	0
Fair Value Inputs Level 3 [Member]
Investment in Rio Silver equities	$ 0	$ 0